SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASES (Details) - Seamless Group Inc. [Member]	Dec. 31, 2023 USD ($)
2024	$ 157,991
2025
Lease liabilities (Gross)	157,991
Less: imputed interest	(5,666)
Total lease liabilities	$ 152,325